REDEEMABLE NONCONTROLLING INTEREST (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
REDEEMABLE NONCONTROLLING INTEREST
Redemption value of redeemable noncontrolling interests	$ 0	$ 0